Party‑in‑Interest Transactions (Details) - EBP, Trustee - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, DaVita Inc. Common Stock Sold	$ 11,831
EBP, DaVita Inc. Common Stock Acquired	$ 6,807